GOODWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 35,730	$ 34,911
Acquisitions through business combinations	6,232	3,899
Impairment losses	(156)	(828)
Foreign currency translation and other	1,549	(2,252)
Ending balance	43,355	35,730
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	38,271	36,758
Impairment losses	0	0
Foreign currency translation and other	266	(2,386)
Ending balance	44,769	38,271
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(2,541)	(1,847)
Acquisitions through business combinations	0	0
Impairment losses	156	828
Foreign currency translation and other	1,283	134
Ending balance	$ (1,414)	$ (2,541)